EMPLOYEE BENEFITS - Defined benefit pension plan - Assumptions used to calculate defined benefit plans (Details) - Defined benefit pension plan	Dec. 31, 2022	Dec. 31, 2021
Brazilian Plans
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	9.81%	8.82%
North America Plan
Summary of assumptions used to calculate the defined benefit plans
Rate of increase in compensation	3.00%	3.00%
North America Plan | Minimum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	5.05%	2.80%
North America Plan | Maximum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	5.11%	2.90%